CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ (DEFICIT) EQUITY - ION (Unaudited) - USD ($)		Total	ION Acquisition Corp 2 LTD	Class A ordinary shares ION Acquisition Corp 2 LTD	Class B ordinary shares ION Acquisition Corp 2 LTD	Common Stock	Common Stock Class A ordinary shares ION Acquisition Corp 2 LTD	Common Stock Class B ordinary shares ION Acquisition Corp 2 LTD	Additional Paid-in Capital	Additional Paid-in Capital ION Acquisition Corp 2 LTD	Accumulated Deficit	Accumulated Deficit ION Acquisition Corp 2 LTD
Balance (in shares) at Dec. 31, 2018						11,781,580
Balance at Dec. 31, 2018		$ (33,923,000)				$ 12,000			$ 4,578,000		$ (36,884,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion		(2,007,000)							(2,007,000)
Net loss		(7,334,000)									(7,334,000)
Balance (in shares) at Dec. 31, 2019						11,941,841
Balance at Dec. 31, 2019		(42,787,000)				$ 12,000			3,048,000		(44,218,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion		(3,873,000)							(3,873,000)
Net loss		(6,118,000)									(6,118,000)
Balance (in shares) at Sep. 30, 2020						11,989,761
Balance at Sep. 30, 2020		(51,787,000)				$ 12,000			166,000		(50,336,000)
Balance (in shares) at Dec. 31, 2019						11,941,841
Balance at Dec. 31, 2019		(42,787,000)				$ 12,000			3,048,000		(44,218,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion		(7,297,000)							(4,214,000)		(3,083,000)
Net loss		(812,000)									(812,000)
Balance (in shares) at Dec. 31, 2020						12,170,929	0	6,325,000
Balance at Dec. 31, 2020		(49,730,000)	$ 20,000			$ 12,000	$ 0	$ 633	0	$ 24,367	(48,113,000)	$ (5,000)
Balance (in shares) at Nov. 23, 2020								0
Balance at Nov. 23, 2020			0					$ 0		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor (in shares)	[1]							6,325,000
Issuance of Class B ordinary shares to Sponsor	[1]		25,000					$ 633		24,367
Net loss			(5,000)									(5,000)
Balance (in shares) at Dec. 31, 2020						12,170,929	0	6,325,000
Balance at Dec. 31, 2020		(49,730,000)	20,000			$ 12,000	$ 0	$ 633	0	24,367	(48,113,000)	(5,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion			(37,143,454)							(24,367)		(37,119,087)
Net loss			(1,880,581)									(1,880,581)
Balance (in shares) at Mar. 31, 2021							0	6,325,000
Balance at Mar. 31, 2021			(39,004,035)	$ (39,004,035)			$ 0	$ 633		0		(39,004,668)
Balance (in shares) at Dec. 31, 2020						12,170,929	0	6,325,000
Balance at Dec. 31, 2020		(49,730,000)	20,000			$ 12,000	$ 0	$ 633	0	24,367	(48,113,000)	(5,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion		(52,993,000)							(3,191,000)		(49,802,000)
Net loss		(3,854,000)	(4,168,087)	(3,218,079)	$ (950,008)						(3,854,000)
Balance (in shares) at Sep. 30, 2021						14,272,521	0	6,325,000
Balance at Sep. 30, 2021		(103,384,000)	(41,291,541)			$ 14,000	$ 0	$ 633	0	0	(101,769,000)	(41,292,174)
Balance (in shares) at Mar. 31, 2021							0	6,325,000
Balance at Mar. 31, 2021			(39,004,035)	(39,004,035)			$ 0	$ 633		0		(39,004,668)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(738,868)									(738,868)
Balance (in shares) at Jun. 30, 2021							0	6,325,000
Balance at Jun. 30, 2021			(39,742,903)				$ 0	$ 633		0		(39,743,536)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(1,548,638)	$ (1,238,910)	$ (309,728)							(1,548,638)
Balance (in shares) at Sep. 30, 2021						14,272,521	0	6,325,000
Balance at Sep. 30, 2021		$ (103,384,000)	$ (41,291,541)			$ 14,000	$ 0	$ 633	$ 0	$ 0	$ (101,769,000)	$ (41,292,174)

[1]	Included an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).